Commitments and Contingencies - Schedule of Future Minimum Purchase Commitment Related to the Purchase (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Purchase Commitment Related to the Purchase [Abstract]
2025	$ 4,791
2026	2,349
2027	1,886
Thereafter	4
Total	$ 9,030